                              Janus Investment Fund
                                 Class J Shares

                       Supplement dated September 29, 2009
                       to Currently Effective Prospectuses

                 NOTICE REGARDING IMPORTANT CHANGES TO YOUR FUND

The Board of Trustees of your Fund or Portfolio (if applicable) (each, a "Fund" and collectively, the "Funds") has approved certain changes to be effective on or about February 16, 2010. The changes are part of a larger effort by Janus Capital Management LLC ("Janus") to evolve its mutual fund structure. Janus believes these changes further demonstrate its commitment to the advisory and institutional communities, while at the same time enhancing product offerings for existing direct Fund shareholders. These changes are described below:

Shareholders Investing Through a Third-Party Intermediary

If you hold Class J Shares through a third-party intermediary, your share class will be renamed Class T Shares. Class T Shares will be available only through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, and certain retirement platforms.

Shareholders Investing Directly with Janus

If you hold your Fund shares directly with Janus, your shares will be moved to a newly created Class D Shares, a share class dedicated to shareholders investing directly with Janus. You will continue to receive the same services, including exchanging and purchasing into Class D Shares of new and existing Janus funds, accessing your account online, discussing your account with a Janus representative, and receiving shareholder communications. In addition, you will have access to four additional funds once you become a Class D shareholder on or about February 16, 2010. The eligibility requirements for investing directly with Janus are expected to be the same as are currently in effect. As always, individual investors that are not currently investing directly with Janus can access Janus funds through a variety of outlets, including financial advisors or other third-party intermediaries.

Change in Transfer Agency Fee Structure

In connection with repositioning Class J Shares to a third-party and direct model to better service shareholders in each of those channels, the transfer agency fee structure for the Funds will also be changed. Currently, Janus Services LLC ("Janus

Services"), the Funds' transfer agent, receives an asset-weighted fee from Class J Shares for transfer agency and other services. While this fee may fluctuate monthly, it is based on an annual fee rate determined by the average proportion of Class J Shares' total net assets sold directly and the average proportion of Class J Shares' net assets sold through financial intermediaries on a monthly basis. The asset-weighted fee is calculated by applying a blended annual fee rate of 0.12% on average net assets for the proportion of assets sold directly and 0.25% on average net assets for the proportion of assets sold through financial intermediaries.

Effective February 16, 2010, Class D Shares of each Fund will pay Janus Services a fixed annual transfer agency fee rate of 0.12% of net assets of Class D Shares. Class T Shares of each Fund will pay Janus Services an annual transfer agency fee rate of 0.25% of net assets of Class T Shares. There are no other changes to the Funds' current expense structures. As always, there are numerous factors that can impact a Fund's total expense ratio. The impact of the change in the transfer agency fee structure on your Fund's total expense ratio will depend on a number of factors, including the portion of your Fund's Class J Shares' assets that are held directly with Janus or through third parties, as well as market volatility and fluctuations in net assets during the year.

Investors in the Funds should consider this information in making a long-term investment decision.

                Please retain this Supplement with your records.

                              Janus Investment Fund
                                   Janus Fund

                       Supplement dated September 29, 2009
                       to Currently Effective Prospectuses

                 NOTICE REGARDING IMPORTANT CHANGES TO YOUR FUND

Effective February 16, 2010, the following replaces the investment objective of Janus Fund found in the Fund's "RISK/RETURN SUMMARY" section:

     JANUS FUND seeks long-term growth of capital.

This change to the Fund's investment objective will not result in a change to the Fund's principal investment strategies. The Fund will continue to invest primarily in common stocks selected for their growth potential.

Investors in the Fund should consider this information in making a long-term investment decision.

                Please retain this Supplement with your records.

                              Janus Investment Fund
                                 Class J Shares

                       Supplement dated September 29, 2009
                       to Currently Effective Prospectuses

The following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus relating to portfolio management of Janus Money Market Fund and Janus Government Money Market Fund:

    JANUS MONEY MARKET FUND
    Co-Portfolio Managers David Spilsted and J. Eric Thorderson jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

    DAVID SPILSTED is Executive Vice President and Co-Portfolio Manager of Janus Money Market Fund, which he has co-managed since September 2009. Mr. Spilsted is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1998 and became a fixed-income trader in 2001. He holds a Bachelor's degree in Business Administration from Kuring-Gai College of Advanced Education in Sydney, Australia.

    J. ERIC THORDERSON, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Money Market Fund, which he has managed or co-managed since February 2004. He is also Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson holds the Chartered Financial Analyst designation.

    JANUS GOVERNMENT MONEY MARKET FUND
    Co-Portfolio Managers David Spilsted and J. Eric Thorderson jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

    DAVID SPILSTED is Executive Vice President and Co-Portfolio Manager of Janus Government Money Market Fund, which he has co-managed since September 2009. Mr. Spilsted is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1998 and became a fixed-income trader in 2001. He holds a Bachelor's degree in Business Administration from Kuring-Gai College of Advanced Education in Sydney, Australia.

    J. ERIC THORDERSON, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Government Money Market Fund, which he has managed or co-managed since February 1999. He is also Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson holds the Chartered Financial Analyst designation.

The following changes apply to the Shareholder's Guide of the Prospectus as indicated:

1. The following changes pertain to the "EXCHANGES" section:

    The following replaces in its entirety the eighth bullet point:

       - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or other Funds. The Funds will work with intermediaries to apply the Funds' exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

    The following is added as the last paragraph:

       Financial intermediaries may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met.

2. For Funds that are subject to redemption fees, the following are added as the second and third sentences of the fourth paragraph under the "REDEMPTION FEE" section:

       For same-fund share class exchanges, no redemption fee will be applied based on the exchange transaction. However, to the extent an intermediary is applying a redemption fee, the redemption fee will be imposed on a subsequent underlying shareholder-initiated sale of shares after the exchange.

3. The following replaces in their entirety the second, third, and fourth paragraphs under the "EXCESSIVE TRADING POLICIES AND PROCEDURES" section:

       The Funds attempt to deter excessive trading through at least the following methods:

       - exchange limitations as described under "Exchanges;"
       - trade monitoring;
       - fair valuation of securities as described under "Pricing of Fund Shares;" and
       - redemption fees (where applicable on certain classes of certain funds).

       Generally, a purchase and redemption of Shares from the same Fund within 90 calendar days (i.e., "round trip") may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that each Fund reserves the right to reject any purchase request as explained above.

       The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and other Janus funds by such investor. The Funds' excessive trading policies generally do not apply to
       (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice, and (ii) transactions in the Janus funds by a Janus "fund of funds," which is a fund that primarily invests in other Janus mutual funds.

    In addition, the following replaces in their entirety the seventh and eighth paragraphs under the "EXCESSIVE TRADING POLICIES AND PROCEDURES" section:

       In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems' capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

       Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

Investors in the Funds should consider this information when making a long-term investment decision.

                PLEASE RETAIN THIS SUPPLEMENT WITH YOUR RECORDS.

                              Janus Investment Fund
                                 Class J Shares

                       Supplement dated September 29, 2009
                       to Currently Effective Prospectuses

The following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus relating to portfolio management of Janus Money Market Fund and Janus Government Money Market Fund:

     JANUS MONEY MARKET FUND
     Co-Portfolio Managers David Spilsted and J. Eric Thorderson jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

     DAVID SPILSTED is Executive Vice President and Co-Portfolio Manager of Janus Money Market Fund, which he has co-managed since September 2009. Mr. Spilsted is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1998 and became a fixed-income trader in 2001. He holds a Bachelor's degree in Business Administration from Kuring-Gai College of Advanced Education in Sydney, Australia.

     J. ERIC THORDERSON, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Money Market Fund, which he has managed or co-managed since February 2004. He is also Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson holds the Chartered Financial Analyst designation.

     JANUS GOVERNMENT MONEY MARKET FUND
     Co-Portfolio Managers David Spilsted and J. Eric Thorderson jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

     DAVID SPILSTED is Executive Vice President and Co-Portfolio Manager of Janus Government Money Market Fund, which he has co-managed since September 2009. Mr. Spilsted is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1998 and became a fixed-income trader in 2001. He holds a Bachelor's degree in Business Administration from Kuring-Gai College of Advanced Education in Sydney, Australia.

     J. ERIC THORDERSON, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Government Money Market Fund, which he has managed or co-managed since February 1999. He is also Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson holds the Chartered Financial Analyst designation.

The following changes apply to the Shareholder's Manual of the Prospectus as indicated:

1.   The following changes pertain to the "EXCHANGES" section:

     The following replaces in its entirety the eighth bullet point:

          - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or other Funds. The Funds will work with intermediaries to apply the Funds' exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

     The following is added as the last paragraph:

          Financial intermediaries may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met.

2. The following replaces in their entirety the second, third, and fourth paragraphs under the "EXCESSIVE TRADING POLICIES AND PROCEDURES" section:

          The Funds attempt to deter excessive trading through at least the following methods:

          - exchange limitations as described under "Exchanges;"
          - trade monitoring;
          - fair valuation of securities as described under "Pricing of Fund Shares;" and
          - redemption fees (where applicable on certain classes of certain funds).

          Generally, a purchase and redemption of Shares from the same Fund within 90 calendar days (i.e., "round trip") may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that each Fund reserves the right to reject any purchase request as explained above.

          The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and other Janus funds by such investor. The Funds' excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice, and (ii) transactions in the Janus funds by a Janus "fund of funds," which is a fund that primarily invests in other Janus mutual funds.

     In addition, the following replaces in their entirety the seventh and eighth paragraphs under the "EXCESSIVE TRADING POLICIES AND PROCEDURES" section:

          In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems' capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

          Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

3. For Funds that are subject to redemption fees, the following are added as the second and third sentences of the fourth paragraph under the "REDEMPTION FEE" section:

          For same-fund share class exchanges, no redemption fee will be applied based on the exchange transaction. However, to the extent an intermediary is applying a redemption fee, the redemption fee will be imposed on a subsequent underlying shareholder-initiated sale of shares after the exchange.

Investors in the Funds should consider this information when making a long-term investment decision.

                PLEASE RETAIN THIS SUPPLEMENT WITH YOUR RECORDS.

                              Janus Investment Fund
                                 Class J Shares

                       Supplement dated September 29, 2009
                       to Currently Effective Prospectuses

The following changes apply to the Shareholder's Guide of the Prospectus as indicated below. For purposes of this supplement, the term "Fund" refers to any fund or portfolio in the Janus Investment Fund trust.

1. The following changes pertain to the "EXCHANGES" section:

   The following replaces in its entirety the seventh bullet point (or for Funds subject to a redemption fee, the eighth bullet point):

      - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or other Funds. The Funds will work with intermediaries to apply the Funds' exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   The following is added as the last paragraph:

      Financial intermediaries may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met.

2. For Funds that are subject to redemption fees, the following are added as the second and third sentences of the fourth paragraph under the "REDEMPTION FEE" section:

      For same-fund share class exchanges, no redemption fee will be applied based on the exchange transaction. However, to the extent an intermediary is applying a redemption fee, the redemption fee will be imposed on a subsequent underlying shareholder-initiated sale of shares after the exchange.

3. The following replaces in their entirety the second, third, and fourth paragraphs under the "EXCESSIVE TRADING POLICIES AND PROCEDURES" section:

      The Funds attempt to deter excessive trading through at least the following methods:

      - exchange limitations as described under "Exchanges;"

      - trade monitoring;
      - fair valuation of securities as described under "Pricing of Fund Shares;" and
      - redemption fees (where applicable on certain classes of certain funds).

      Generally, a purchase and redemption of Shares from the same Fund within 90 calendar days (i.e., "round trip") may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that each Fund reserves the right to reject any purchase request as explained above.

      The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and other Janus funds by such investor. The Funds' excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice, and (ii) transactions in the Janus funds by a Janus "fund of funds," which is a fund that primarily invests in other Janus mutual funds.

   In addition, the following replaces in their entirety the seventh and eighth paragraphs under the "EXCESSIVE TRADING POLICIES AND PROCEDURES" section:

      In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems' capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

      Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

Investors in the Funds should consider this information when making a long-term investment decision.

                PLEASE RETAIN THIS SUPPLEMENT WITH YOUR RECORDS.

                              Janus Investment Fund
                                 Class J Shares

                       Supplement dated September 29, 2009
                       to Currently Effective Prospectuses

The following changes apply to the Shareholder's Manual of the Prospectus as indicated below. For purposes of this supplement, the term "Fund" refers to any fund or portfolio in the Janus Investment Fund trust.

1. The following changes pertain to the "EXCHANGES" section:

    The following replaces in its entirety the eighth bullet point:

       - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or other Funds. The Funds will work with intermediaries to apply the Funds' exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   The following is added as the last paragraph:

       Financial intermediaries may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met.

2. The following replaces in their entirety the second, third, and fourth paragraphs under the "EXCESSIVE TRADING POLICIES AND PROCEDURES" section:

       The Funds attempt to deter excessive trading through at least the following methods:

       - exchange limitations as described under "Exchanges;"
       - trade monitoring;
       - fair valuation of securities as described under "Pricing of Fund Shares;" and
       - redemption fees (where applicable on certain classes of certain funds).

       Generally, a purchase and redemption of Shares from the same Fund within 90 calendar days (i.e., "round trip") may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that each Fund reserves the right to reject any purchase request as explained above.

       The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and other Janus funds by such investor. The Funds' excessive trading policies generally do not apply to
       (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice, and (ii) transactions in the Janus funds by a Janus "fund of funds," which is a fund that primarily invests in other Janus mutual funds.

    In addition, the following replaces in their entirety the seventh and eighth paragraphs under the "EXCESSIVE TRADING POLICIES AND PROCEDURES" section:

       In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems' capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

       Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

3. For Funds that are subject to redemption fees, the following are added as the second and third sentences of the fourth paragraph under the "REDEMPTION FEE" section:

       For same-fund share class exchanges, no redemption fee will be applied based on the exchange transaction. However, to the extent an intermediary is applying a redemption fee, the redemption fee will be imposed on a subsequent underlying shareholder-initiated sale of shares after the exchange.

Investors in the Funds should consider this information when making a long-term investment decision.

                PLEASE RETAIN THIS SUPPLEMENT WITH YOUR RECORDS.

                              Janus Investment Fund

                       Supplement dated September 29, 2009
                       to Currently Effective Prospectuses

The name of Janus Global Real Estate Fund's benchmark index changed from FTSE EPRA/NAREIT Global Real Estate Index to FTSE EPRA/NAREIT Developed Index. The index name was changed to reflect the underlying composition of the index. (Please note that FTSE has re-used the name FTSE EPRA/NAREIT Global Real Estate Index for a new index that is different from the one used by the Fund.) The name change neither affects how Janus Global Real Estate Fund is managed nor the calculations of the Fund's investment advisory fee that may adjust up or down based on Janus Global Real Estate Fund's performance relative to the cumulative investment record of its benchmark index. All references to "FTSE EPRA/NAREIT Global Real Estate Index" found in the Prospectus shall hereby be changed to "FTSE EPRA/NAREIT Developed Index."

The following changes apply to the Shareholder's Guide of the Prospectus as indicated:

1.   The following changes pertain to the "EXCHANGES" section:

     The following replaces in its entirety the fifth bullet point (or for share classes that are not subject to a redemption fee, the fourth bullet point:

          - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or other Funds. The Funds will work with intermediaries to apply the Funds' exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

     The following replaces the first sentence of the last paragraph found under the "EXCHANGES" section:

          Financial intermediaries may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met.

2. For Class I Shares, Class S Shares, and Class T Shares of Funds that are subject to redemption fees, the following replaces the second sentence of the fourth paragraph under the "REDEMPTION FEE" section:

          For same-fund share class exchanges, no redemption fee will be applied based on the exchange transaction.

3. The following replaces in its entirety the second paragraph under the "EXCESSIVE TRADING POLICIES AND PROCEDURES" section:

          The Funds attempt to deter excessive trading through at least the following methods:

          - exchange limitations as described under "Exchanges;"
          - trade monitoring;
          - fair valuation of securities as described under "Pricing of Fund Shares;" and
          - redemption fees (where applicable on certain classes of certain funds).

     In addition, the following replaces in its entirety the eighth paragraph under the "EXCESSIVE TRADING POLICIES AND PROCEDURES" section:

          Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

Investors in the Funds should consider this information when making a long-term investment decision.

                PLEASE RETAIN THIS SUPPLEMENT WITH YOUR RECORDS.

                              Janus Investment Fund

                       Supplement dated September 29, 2009
                       to Currently Effective Prospectuses

The following changes apply to the Shareholder's Guide of the Prospectus as indicated below. For purposes of this supplement, the term "Fund" refers to any fund or portfolio in the Janus Investment Fund trust.

1. The following changes pertain to the "EXCHANGES" section:

  The following replaces in its entirety the fourth bullet point (or for Funds subject to a redemption fee, the fifth bullet point):

    - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or other Funds. The Funds will work with intermediaries to apply the Funds' exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

  The following replaces the first sentence of the last paragraph found under the "EXCHANGES" section:

    Financial intermediaries may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met.

2. For Class I Shares, Class R Shares, Class S Shares, and Class T Shares of Funds that are subject to redemption fees, the following replaces the second sentence of the fourth paragraph under the "REDEMPTION FEE" section:

    For same-fund share class exchanges, no redemption fee will be applied based on the exchange transaction.

3. The following replaces in its entirety the second paragraph under the "EXCESSIVE TRADING POLICIES AND PROCEDURES" section:

    The Funds attempt to deter excessive trading through at least the following methods:

    - exchange limitations as described under "Exchanges;"
    - trade monitoring;

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    - fair valuation of securities as described under "Pricing of Fund Shares;"
      and
    - redemption fees (where applicable on certain classes of certain funds).

  In addition, the following replaces in its entirety the eighth paragraph under the "EXCESSIVE TRADING POLICIES AND PROCEDURES" section:

    Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

Investors in the Funds should consider this information when making a long-term investment decision.

                PLEASE RETAIN THIS SUPPLEMENT WITH YOUR RECORDS.